Basis of preparation	9 Months Ended
Sep. 30, 2022
Disclosure Of Basis Of Preparation Of Financial Statements Text Block Abstract
Basis of preparation
2	Basis of preparation

The condensed interim financial statements have been prepared in accordance with IAS 34 – Interim Financial Reporting issued by the International Accounting Standards Board (“IASB”).

The condensed interim financial statements have been prepared on the historical cost basis, except for (i) certain financial instruments; and (ii) assets and liabilities arising from business combinations measured at their fair values, where applicable. All significant information related to the condensed interim financial statements, is being disclosed and is consistent with the information used by Management in managing the Company’s activities.

The condensed interim financial statements are presented in millions of Brazilian Reais (R$), which is the Company’s functional currency.

The condensed interim financial statements for the nine-month period ended September 30, 2022, were approved by the Board of Directors on November 28, 2022.